Statement of Changes in Net Assets Available for Benefits - EBP 025 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Net appreciation in value of investments	$ 64,276,501	$ 13,995,011
Dividends and interest	2,245,709	2,778,360
Other	1,021	1,151
Net investment income	66,523,231	16,774,522
Interest income on notes receivable from participants	650,661	543,744
Contributions
Participant	24,534,623	22,097,370
Company	8,768,876	7,975,094
Rollovers and other	6,333,317	684,316
Total contributions	39,636,816	30,756,780
Net additions	106,810,708	48,075,046
DEDUCTIONS
Benefit payments	60,664,611	50,086,460
Expenses paid	645,914	492,369
Total deductions	61,310,525	50,578,829
NET INCREASE (DECREASE)	45,500,183	(2,503,783)
Transfers to Leggett & Platt, Incorporated 401(k) Plan and Trust	63,437,519	0
BEGINNING OF YEAR	374,558,338	377,062,121
END OF YEAR	483,496,040	374,558,338
Hanes Companies, Inc. Retirement Savings Plan II
DEDUCTIONS
Transfers to Leggett & Platt, Incorporated 401(k) Plan and Trust	60,239,226	0
Precision Hydraulic Cylinders, Inc. 401(k) and Profit Sharing Plan
DEDUCTIONS
Transfers to Leggett & Platt, Incorporated 401(k) Plan and Trust	$ 3,198,293	$ 0